Trade Account Receivables	12 Months Ended
Dec. 31, 2023
Trade Account Receivables [Abstract]
Trade account receivables
6.	Trade account receivables

	2023		2022	2021

Trade account receivables	Ps.	1,404,541	1,092,855	835,757

Expected credit loss		(332,086)	(121,792)	(90,164)

	Ps.	1,072,455	971,063	745,593

The average, with respect to Betterware´s the turnover of accounts receivable, is from 14 to 28 days as of December 31, 2023, 2022 and 2021; and JAFRA´s the turnover of accounts receivable, is from 30 to 120 days as of December 31, 2023, and 2022. No interest is charged on outstanding accounts receivable.

The Group measures the loss reserve for commercial accounts receivable in an amount equal to the expected lifetime credit loss. Expected credit losses in accounts receivable are estimated using a provisions matrix with reference to the debtor’s previous default history and an analysis of the debtor’s current financial situation, adjusted for factors specific to the debtors and the general economic conditions of the industry in which the debtors operate, and assessing both current and predicted conditions as of the reporting date.

The Group’s significant growth in recent years have caused volatility in collections. Because of this, management has applied significant estimation to determine the estimated expected credit losses as of December 31, 2023, 2022 and 2021; where the weighting of the historical behavior was analyzed, given what happened due to the extraordinary events of the COVID-19 pandemic, thus normalizing the expectation of future credit losses for the year 2024.

The Group cancels an account receivable when there is information that indicates that the debtor is experiencing serious financial difficulties and there is no realistic prospect of recovery, e.g. when the debtor has been placed in liquidation or has entered bankruptcy proceedings, or when a commercial account receivable is more than one year old, whichever occurs first. For the years ended December 31, 2023, 2022 and 2021, Ps.94,194, Ps.237,928 and Ps.117,414 have been canceled, respectively.

The following table shows the expected lifetime credit loss recognized for accounts receivable in accordance with the simplified approach established in IFRS 9.

Trade receivables – days past due
	Betterware de México					JAFRA in Mexico and United States
As of December 31, 2023	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	8%	14%	58%	8%	26%	57%	76%
Gross amount of account receivable	Ps.	456,616	25,165	16,939	175,534	418,654	79,281	61,568	170,784	1,404,541
Expected credit loss	Ps.	8,935	2,104	2,455	101,305	31,511	20,622	35,281	129,873	332,086

Trade receivables – days past due
	Betterware de México					JAFRA in Mexico and United States
As of December 31, 2022	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		1%	18%	39%	41%	1%	7%	21%	61%
Gross amount of account receivable	Ps.	365,978	24,198	15,592	161,204	374,039	77,509	31,366	42,969	1,092,855
Expected credit loss	Ps.	3,561	4,337	6,142	66,126	3,589	5,130	6,735	26,172	121,792

As of December 31, 2021	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		1%	27%	60%	28%
Estimated total gross carrying amount at default	Ps.	560,642	31,439	22,463	221,213	835,757
Expected credit loss	Ps.	6,814	8,338	13,386	61,626	90,164

The following table shows the movement in lifetime expected credit loss that has been recognized for trade account receivables in accordance with the simplified approach set out in IFRS 9.

	Total
Balance as of January 1, 2021	Ps.	(9,083)
Expected credit loss		(198,495)
Amounts written off		117,414
Balance as of December 31, 2021		(90,164)
Expected credit loss		(269,595)
Amounts written off		237,928
Foreign currency translation		39
Balance as of December 31, 2022		(121,792)
Expected credit loss		(304,501)
Amounts written off		94,194
Foreign currency translation		13
Balance as of December 31, 2023	Ps.	(332,086)